Schedule I Condensed Non-Consolidated Financial Information of Registrant - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Teekay Parent
Schedule Of Supplemental Cash Flow [Line Items]
Dividends received	$ 75.3	$ 31.8	$ 10.0